Deposits	12 Months Ended
Dec. 31, 2011
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	11,446	4,218	15,664		11,088	3,044	14,132

Interest-bearing demand deposits	113,403	19,626	133,029		100,414	17,625	118,039

Savings deposits	54,395	38	54,433		53,242	27	53,269

Time deposits	16,841	133,581	150,422	[1]	19,036	120,581	139,617	[1]

Total deposits	196,085	157,463	353,548	[2]	183,780	141,277	325,057	[2]

of which due to banks	–	–	40,147		–	–	37,493

of which customer deposits	–	–	313,401		–	–	287,564

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included CHF 149,985 million and CHF 139,150 million as of December 31, 2011 and 2010, respectively, of the Swiss franc equivalent of individual time deposits greater than USD#nbsp#100,000 in Switzerland and foreign offices. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits

	2011				2010

end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total

Deposits (CHF million)

Non-interest-bearing demand deposits	7,557	3,500	11,057		7,849	2,612	10,461

Interest-bearing demand deposits	107,953	20,577	128,530		95,440	18,478	113,918

Savings deposits	46,576	38	46,614		45,423	27	45,450

Time deposits	15,257	137,725	152,982	[1]	17,669	123,944	141,613	[1]

Total deposits	177,343	161,840	339,183	[2]	166,381	145,061	311,442	[2]

of which due to banks	–	–	51,484		–	–	47,675

of which customer deposits	–	–	287,699		–	–	263,767

The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1 Included as of December 31, 2011 and 2010 were CHF 152,575 million and CHF 141,169 million, respectively, of individual time deposits issued in Switzerland and in foreign offices in the Swiss franc equivalent amounts of USD 100,000 or more. 2 Not included as of December 31, 2011 and 2010 were CHF 51 million and CHF 48 million, respectively, of overdrawn deposits reclassified as loans.